Fees Summary	Sep. 14, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,722,000
Previously Paid Amount	0.00
Total Fee Amount	237.81
Total Offset Amount	0.00
Net Fee	237.81
Narrative - Max Aggregate Offering Price	$ 1,722,000
Final Prospectus	true